Note 13 - Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about other liabilities [text block]
(thousands of Canadian dollars)
	2025	2024

Accounts payable and other	$12,518	$10,752
Current income tax liability	126	893
Deferred income tax liability (note 16)	33	141
Derivative instruments (note 18)	416	-
Lease obligations	2,668	3,035
Cash collateral and amounts held in escrow (note 6)	4,996	6,076
Cash reserves on loan and lease receivables (note 6)	290,666	171,208

	$311,423	$192,105